ALPHA ARCHITECT AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Notional Amount	Contracts		Value
PURCHASED OPTIONS - 89.5% (a)
Call Options - 74.9% (b)(c)(d)
iShares Core U.S. Aggregate Bond ETF, Expiration: 03/20/2026; Exercise Price: $25.01 (g)	$12,504,976	1,252		$9,323,644
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (g)	136,384	2		134,124
Total Call Options				9,457,768

Put Options - 14.6%
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10,010.01 (b)(c)(d)(g)	136,384	2		1,847,996
TOTAL PURCHASED OPTIONS (Cost $11,130,606)				11,305,764

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.4%		Shares
First American Government Obligations Fund - Class X, 3.67% (e)		1,063,703		1,063,703
TOTAL MONEY MARKET FUNDS (Cost $1,063,703)				1,063,703

TOTAL INVESTMENTS - 97.9% (Cost $12,194,309)				12,369,467
Other Assets in Excess of Liabilities - 2.1% (f)			0.02113	267,068
TOTAL NET ASSETS - 100.0%				$12,636,535

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)	Includes cash of $3,374 that is pledged as collateral for written options.
(g)	FLexible EXchange® Options.

ALPHA ARCHITECT AGGREGATE BOND ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)% (a)(b)
iShares Core U.S. Aggregate Bond ETF, Expiration: 03/20/2026; Exercise Price: $16.01 (d)	$ (9,988)	(1)	$(8,335)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10,010.01 (d)	(136,384)	(2)	(10)
Total Call Options			(8,345)

Put Options - (0.0)% (a)(b)(c)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (d)	(136,384)	(2)	(10)
TOTAL WRITTEN OPTIONS (Premiums received $8,039)			$(8,355)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
(d)	FLexible EXchange® Options.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Alpha Architect Aggregate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments
Purchased Options	$—	$11,305,764	$—	$11,305,764
Money Market Funds	1,063,703	—	—	1,063,703
Total Investments	$1,063,703	$11,305,764	$—	$12,369,467

Liabilities:
Investments
Written Options	$—	$(8,355)	$—	$(8,355)
Total Investments	$—	$(8,355)	$—	$(8,355)
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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